UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06686
                                                     ---------

                           JF China Region Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              301 Bellevue Parkway
                              Wilmington, DE 19809
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                       Cleary, Gottlieb, Steen & Hamilton
                                 1 Liberty Plaza
                               New York, NY 10006
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-441-9800
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                    Date of reporting period: March 31, 2006
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.




          [LOGO]
JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO
--------------------------------------------------------------------------------

AT MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            Holdings             Market
                                                                                           (in shares             Value
Description                                                                                  or par)            (in US$)
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (UNLESS OTHERWISE NOTED)

AUSTRALIA (2.0%)
--------------------------------------------------------------------------------------------------------------------------
METALS & MINING (2.0%)
    Rio Tinto Ltd                                                                               29,692          1,669,398
--------------------------------------------------------------------------------------------------------------------------
TOTAL AUSTRALIA                                                                                                 1,669,398
--------------------------------------------------------------------------------------------------------------------------

CHINA (19.8%)
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS (2.8%)
    Bank of Communications Co. 'H'                                                           3,614,000          2,270,437
--------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS (1.0%)
*   Sina Corp.                                                                                  30,408            848,383
--------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.3%)
*   Foxconn International Holdings                                                             546,000          1,023,770
--------------------------------------------------------------------------------------------------------------------------
INSURANCE (1.9%)
*   China Life Insurance Co. 'H'                                                             1,254,000          1,583,690
--------------------------------------------------------------------------------------------------------------------------
METALS & MINING (5.0%)
    Aluminum Corporation of China 'H'                                                        1,160,000          1,225,797
    Angang New Steel Co., Ltd. 'H'                                                           1,444,000          1,358,428
    Jiangxi Copper Company, Ltd. 'H'                                                         1,661,000          1,476,949
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                4,061,174
--------------------------------------------------------------------------------------------------------------------------
OIL & GAS (5.2%)
    China Petroleum and Chemical 'H'                                                         3,334,000          1,933,414
    PetroChina Co., Ltd. 'H'                                                                 2,212,000          2,308,962
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                4,242,376
--------------------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS (0.3%)
    Shandong Chenming Paper Holdings, Ltd., 'B'                                                512,720            268,919
--------------------------------------------------------------------------------------------------------------------------
RETAIL (0.5%)
    Wumart Stores, Inc. 'H'                                                                    124,000            431,452
--------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS (0.7%)
    Weiqiao Textile Co., Ltd., 'H'                                                             396,000            599,625
--------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION INFRASTRUCTURE (1.1%)
*   Dongfeng Motors Group Corp., Ltd 'H'                                                     2,076,000            909,605
--------------------------------------------------------------------------------------------------------------------------
TOTAL CHINA                                                                                                    16,239,431
--------------------------------------------------------------------------------------------------------------------------

          [LOGO]
JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            Holdings             Market
                                                                                           (in shares             Value
Description                                                                                  or par)            (in US$)
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (UNLESS OTHERWISE NOTED) (CONTINUED)

HONG KONG (41.9%)
--------------------------------------------------------------------------------------------------------------------------

AIRLINES (1.3%)
*   Air China, Ltd., 'H'                                                                     2,830,000          1,094,093
--------------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS (0.8%)
*   China National Building Material Co., Ltd., 'H'                                          1,474,000            693,325
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS (4.0%)
    BOC Hong Kong (Holdings) Ltd.                                                              401,500            807,155
    HSBC Holdings PLC                                                                           70,800          1,185,193
    Standard Chartered PLC                                                                      51,361          1,297,287
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                3,289,635
--------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS (1.5%)
    Lenovo Group Ltd.                                                                        3,254,000          1,237,047
--------------------------------------------------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE (1.5%)
    Esprit Holdings Ltd.                                                                       155,000          1,206,467
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS (6.7%)
    Beijing Enterprises Holdings, Ltd.                                                         316,000            588,439
    China Merchants Holdings International Co., Ltd.                                           374,000          1,079,609
    China Resources Enterprise Ltd.                                                            516,000          1,063,938
    Jardine Strategic Holdings Ltd.                                                            104,000          1,154,400
    Swire Pacific Ltd. 'A'                                                                     165,000          1,614,947
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                5,501,333
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.0%)
    China Netcom Group Corp (Hong Kong) Ltd.                                                   908,000          1,603,072
--------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES (0.3%)
    Dongfang Electrical Machinery Co., Ltd., 'H'                                               100,000            203,612
--------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.3%)
    Techtronic Industries Company Limited                                                      586,000          1,053,461
--------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS (0.8%)
    China Mengniu Dairy Co., Ltd.                                                              598,000            666,598
--------------------------------------------------------------------------------------------------------------------------
LEISURE EQUIPMENT & PRODUCTS (0.7%)
    Li & Fung, Ltd.                                                                            260,000            586,352
--------------------------------------------------------------------------------------------------------------------------
MARINE (1.3%)
    Pacific Basin Shipping Ltd                                                               2,362,000          1,088,185
--------------------------------------------------------------------------------------------------------------------------

          [LOGO]
JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            Holdings             Market
                                                                                           (in shares             Value
Description                                                                                  or par)            (in US$)
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (UNLESS OTHERWISE NOTED) (CONTINUED)

HONG KONG (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
METALS & MINING (1.3%)
    China Shenhua Energy Co., Ltd., 'H'                                                        601,500          1,058,071
--------------------------------------------------------------------------------------------------------------------------
MISCELLANEOUS (0.0%)
*   Health Asia MediCentres Beijing++                                                        1,000,000                  0
--------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL (1.1%)
    Lifestyle International Holdings Ltd.                                                      532,500            912,679
--------------------------------------------------------------------------------------------------------------------------
OIL & GAS (2.4%)
    CNOOC Ltd.                                                                               2,038,000          1,575,804
    Xinao Gas Holdings Limited                                                                 388,000            360,007
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                1,935,811
--------------------------------------------------------------------------------------------------------------------------
REAL ESTATE (10.8%)
    Agile Property Holdings Ltd.                                                             1,120,000            930,946
    Cheung Kong Holdings Ltd.                                                                  302,000          3,201,028
    Guangzhou R&F Prop Co., Ltd., 'H'                                                          221,800          1,174,763
    Hysan Development Co.                                                                      253,419            721,736
    Sun Hung Kai Properties                                                                    168,000          1,706,012
    Wheelock and Company Ltd.                                                                  601,000          1,076,554
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                8,811,039
--------------------------------------------------------------------------------------------------------------------------
RETAIL (0.6%)
*   Golden Eagle Retail Group, Ltd.                                                            832,000            415,472
    Parkson Retail Group, Ltd.                                                                  19,500             59,054
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  474,526
--------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES (3.5%)
    China Mobile (Hong Kong) Ltd.                                                              545,000          2,862,007
    China Unicom, Ltd.                                                                          26,000             21,109
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                2,883,116
--------------------------------------------------------------------------------------------------------------------------
TOTAL HONG KONG                                                                                                34,298,422
--------------------------------------------------------------------------------------------------------------------------

TAIWAN (34.7%)
--------------------------------------------------------------------------------------------------------------------------

AUTO COMPONENTS (0.3%)
    Tong Yang Industry Co., Ltd.                                                               175,000            220,812
--------------------------------------------------------------------------------------------------------------------------
CIRCUIT BOARDS (1.5%)
    Nan Ya Printed Circuit Board Corp.                                                         130,000          1,265,792
--------------------------------------------------------------------------------------------------------------------------

          [LOGO]
JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            Holdings             Market
                                                                                           (in shares             Value
Description                                                                                  or par)            (in US$)
--------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (UNLESS OTHERWISE NOTED) (CONTINUED)

TAIWAN (CONTINUED)
--------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS (0.2%)
    Bank of Kaohsiung                                                                          185,000             82,655
    Hsinchu International Bank                                                                 162,000             78,120
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                  160,775
--------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS (3.9%)
    Acer Inc.                                                                                  400,000            735,811
*   Innolux Display Corp.                                                                      534,000            839,157
*   Wistron Corp.                                                                            1,363,000          1,633,718
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                3,208,686
--------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES (1.6%)
    First Financial Holding Co.                                                              1,874,000          1,339,644
--------------------------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (8.7%)
    Asustek Computer Inc.                                                                      424,700          1,151,587
*   AU Optronics Corp.                                                                       1,068,820          1,607,149
*   Delta Electronics Inc.                                                                     336,000            781,660
    Hon Hai Precision Industry                                                                 446,487          2,765,265
*   Taiwan Green Point Enterprises                                                             140,000            426,203
    Tripod Technology Corp.                                                                    109,000            354,332
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                7,086,196
--------------------------------------------------------------------------------------------------------------------------
METALS & MINING (1.6%)
*   Catcher Technology Co., Ltd.                                                               144,000          1,295,618
--------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (16.9%)
    Advanced Semiconductor Engineering Inc.                                                  1,519,000          1,436,905
    Himax Technologies, Inc. - Sponsored ADR                                                    84,000            730,800
    MediaTek Inc.                                                                              171,800          1,987,764
    Novatek Microelectronics Corporation Ltd.                                                  240,000          1,704,566
*   Powertech Technology, Inc.                                                                 256,000            859,802
    ProMOS Technologies, Inc.                                                                3,544,000          1,212,128
*   Taiwan Semiconductor Manufacturing                                                       2,993,836          5,922,360
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               13,854,325
--------------------------------------------------------------------------------------------------------------------------
TOTAL TAIWAN                                                                                                   28,431,848
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS IN COMMMON STOCK
    (98.4% of Net Assets) (Cost $71,922,638)                                                                   80,639,099
===========================================================================================================================

          [LOGO]
JF CHINA REGION FUND, INC.

INVESTMENT PORTFOLIO (CONTINUED)
--------------------------------------------------------------------------------

AT MARCH 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                            Holdings             Market
                                                                                           (in shares             Value
Description                                                                                  or par)            (in US$)
--------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS
    (98.4% of Net Assets) (Cost $71,922,638)                                                                   80,639,099
==========================================================================================================================

Other assets in excess of liabilities (1.6% of Net Assets)                                                      1,277,604
==========================================================================================================================

NET ASSETS (100.0%)                                                                                            81,916,703
==========================================================================================================================

As of December 31, 2005, aggregate cost for Federal income tax purposes was $65,230,006.
The aggregate unrealized gain for all securities is as follows:

Excess of market value over cost                                                                               10,293,332
Excess of cost over market value                                                                               (2,111,241)
--------------------------------------------------------------------------------------------------------------------------

Net unrealized gain                                                                                             8,182,091
==========================================================================================================================

 B    Chinese security traded on Shenzhen Stock Exchange or Shanghai Stock
      Exchange

 H    Chinese security traded on Hong Kong Stock Exchange.

AD    American Depository Receipts.

GD    Global Depository Receipts.

 *    Non-income producing security .

++ At fair value as determined under the supervision of the Board of Directors.

ITEM 2. CONTROLS AND PROCEDURES.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               JF China Region Fund, Inc.
                         -------------------------------------------------------

By (Signature and Title)*  /s/ Simon Crinage
                         -------------------------------------------------------
                           Simon Crinage, President
                           (principal executive officer)

Date May 22, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Simon Crinage
                         -------------------------------------------------------
                           Simon Crinage, President
                           (principal executive officer)

Date May 22, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Douglas Eu
                         -------------------------------------------------------
                           Douglas Eu, Treasurer
                           (principal financial officer)

Date May 18, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.